Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Reconciled the Class A Ordinary Shares
At September 30, 2023 and December 31, 2022, the Class A common stock reflected in the condensed balance sheets is reconciled in the following table:

	Shares	Value
Gross proceeds from Initial Public Offering	28,750,000	$287,500,000
Less:
Common stock issuance costs	—	(6,326,922)
Proceeds allocated to public warrants	—	(12,218,750)
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	21,392,680

Contingently redeemable common stock at December 31, 2022	28,750,000	290,347,008
Less:
Redemptions of Class A common stock	(22,645,318)	(230,129,156)
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	2,905,703

Contingently redeemable Class A common stock at September 30, 2023	6,104,682	$63,123,555

At December 31, 2022 and 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds from Initial Public Offering	$287,500,000
Less:
Common stock issuance costs	(6,326,922)
Proceeds allocated to public warrants	(12,218,750)
Plus:
Remeasurement of Class A common stock to possible redemption	18,545,672

Contingently redeemable common stock at December 31, 2021	287,500,000

Plus:
Remeasurement of Class A common stock to possible redemption	2,847,008

Contingently redeemable common stock at December 31, 2022	$290,347,008

Summary of basic and diluted loss per ordinary share
The following table reflects the calculation of basic and diluted net (loss) income per
share of common stock (in dollars, except share amounts):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
Common stock subject to possible redemption
Numerator:
Net (loss) income allocable to Class A common stock subject to possible redemption	$(5,571,661)	$(153,400)	$(2,167,037)	$7,243,954
Denominator:
Weighted Average Redeemable Class A common stock, Basic and Diluted	8,169,859	28,750,000	12,660,640	28,750,000

Basic and Diluted net (loss) income per share, Redeemable Class A common stock	$(0.68)	$(0.01)	$(0.17)	$0.25

Non-Redeemable common stock
Numerator:
Net (loss) income allocable to Class A and Class B common stock not subject to redemption	$(4,901,714)	$(38,350)	$(1,230,237)	$1,810,988
Denominator:
Weighted Average Non-redeemable Class A and Class B common stock, Basic and Diluted	7,187,500	7,187,500	7,187,500	7,187,500

Basic and diluted net (loss) income per share of Non-redeemable Class A and Class B common stock	$(0.68)	$(0.01)	$(0.17)	$0.25

The following table reflects the calculation of basic and diluted net (loss) income per share of common stock (in dollars, except share amounts):

	For the Years Ended December 31,
	2022	2021
Common stock subject to possible redemption
Numerator:
Net (loss) income allocable to Class A common stock subject to possible redemption	$(2,072,758)	$3,301,319
Denominator:
Weighted Average Redeemable Class A common stock, Basic and Diluted	28,750,000	24,417,808
Basic and Diluted net (loss) income per share, Redeemable Class A common stock	$(0.07)	$0.14
Non-Redeemable Ordinary shares
Numerator:
Net (loss) income allocable to Class B common stock not subject to redemption	$(518,190)	$971,759
Denominator:
Weighted Average Non-Redeemable common stock, Basic and Diluted	7,187,500	7,187,500
Basic and diluted net (loss) income per share	$(0.07)	$0.14